First Trust California Municipal High Income ETF (FCAL)
Portfolio of Investments
April 30, 2022 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS – 96.0%
	American Samoa – 0.5%
$500,000	American Samoa AS Econ Dev Auth Gen Rev, Ser A (a)	5.00%	09/01/38	$544,040
	California – 89.1%
350,000	Alameda CA Corridor Transprtn Auth Ref 2nd Subord Lien, Ser B, AGM	4.00%	10/01/37	355,214
150,000	Alameda CA Corridor Transprtn Auth Ref Subord Lien, Ser A	5.00%	10/01/25	159,122
215,000	Antelope Vly E Kern CA Wtr Agy Wtr Rev Ref	5.00%	06/01/35	231,936
525,000	Azusa CA Spl Tax Cmnty Facs Dist No 2005-1 Impt	4.00%	09/01/34	522,774
100,000	Beaumont CA Spl Tax Cmnty Facs Dist No 93-1 Impt Area 8F	4.00%	09/01/33	99,609
175,000	Beaumont CA Spl Tax Cmnty Facs Dist No 93-1 Impt Area 8F	4.00%	09/01/34	173,922
330,000	Beaumont CA Spl Tax Cmnty Facs Dist No 93-1 Impt Area 8F	4.00%	09/01/36	326,845
620,000	Beaumont CA Spl Tax Cmnty Facs Dist No 93-1 Impt Area 8F	4.00%	09/01/40	600,900
475,000	CA Cnty CA Tobacco Securitization Agy Tobacco Settle Ref Sonoma Cnty Securitization Corp, Ser A	5.00%	06/01/31	521,340
200,000	CA Cnty CA Tobacco Securitization Agy Tobacco Stlmt Ref, Sonoma Cnty Securitization Corp, Ser A	4.00%	06/01/35	202,529
665,000	CA Cnty CA Tobacco Securitization Agy Tobacco Stlmt Sr Ref, Ser A	5.00%	06/01/32	724,937
200,000	CA Cnty CA Tobacco Securitization Agy Tobacco Stlmt Sr Ref, Ser A	5.00%	06/01/33	217,465
200,000	CA Cnty CA Tobacco Securitization Agy Tobacco Stlmt Sr Ref, Ser A	4.00%	06/01/35	202,403
200,000	CA Cnty CA Tobacco Securitization Agy Tobacco Stlmt Sr Ref, Ser A	4.00%	06/01/39	201,042
432,328	CA Hsg Fin Agy Muni Ctfs, Ser A	4.25%	01/15/35	452,176
360,000	CA Pub Fin Auth Rev Ref Henry Mayo Newhall Hosp, Ser A	4.00%	10/15/27	378,842
360,000	CA Pub Fin Auth Rev Ref Henry Mayo Newhall Hosp, Ser A	4.00%	10/15/28	380,512
290,000	CA Pub Fin Auth Sr Living Rev ENSO Vlg Proj Green Bond, Ser A (a)	5.00%	11/15/36	297,066
250,000	CA Pub Fin Auth Sr Living Rev ENSO Vlg Proj Green Bond, Ser A (a)	5.00%	11/15/56	246,354
750,000	CA Pub Fin Auth Sr Living Rev Green Bond Temps 70 Enso Vlg Proj, Ser B-2 (a)	2.38%	11/15/28	706,139
255,000	CA Sch Fin Auth Sch Fac Rev Alliance Clg Ready Pub Schs Proj, Ser A (a)	5.00%	07/01/30	263,991
200,000	CA Sch Fin Auth Sch Fac Rev Alliance Clg Ready Pub Schs Proj, Ser C	4.50%	07/01/26	206,396
505,000	CA Sch Fin Auth Sch Fac Rev Granada Hills Chrt Oblig Grp (a)	5.00%	07/01/34	524,149
105,000	CA Sch Fin Auth Sch Fac Rev Kipp SoCal Pub Schs, Ser A (a)	5.00%	07/01/26	111,588
105,000	CA Sch Fin Auth Sch Fac Rev Kipp SoCal Pub Schs, Ser A (a)	5.00%	07/01/27	112,530
400,000	CA Sch Fin Auth Sch Fac Rev Kipp SoCal Pub Schs, Ser A (a)	5.00%	07/01/39	418,330
675,000	CA Sch Fin Auth Sch Fac Rev Ref Granada Hills Chrt Oblig Grp, Ser A (a)	4.00%	07/01/48	597,956
200,000	CA Sch Fin Auth Sch Fac Rev Ref Hlth Learning Proj, Ser A (a)	4.00%	07/01/25	201,291
200,000	CA Sch Fin Auth Sch Fac Rev Ref Hlth Learning Proj, Ser A (a)	5.00%	07/01/32	204,826
650,000	CA Sch Fin Auth Sch Fac Rev, Ser A (a)	5.00%	07/01/40	666,069
1,000,000	CA St Ent Dev Auth Lease Rev Riverside Cnty Library Fac Proj	4.00%	11/01/37	1,018,238
100,000	CA St Ent Dev Auth Stdt Hsg Rev M@Clg Proj, Ser A	5.00%	08/01/35	105,377
100,000	CA St Ent Dev Auth Stdt Hsg Rev M@Clg Proj, Ser A	5.00%	08/01/40	104,456
165,000	CA St Hlth Fac Fing Auth Rev St Joseph Hlth Sys, Ser A	5.00%	07/01/29	170,402
30,000	CA St Hlth Facs Fing Auth Rev El Camino Hosp	5.00%	02/01/33	32,839
1,000,000	CA St Hlth Facs Fing Auth Rev Ref Commonspirit Hlth, Ser A	4.00%	04/01/36	1,003,958
220,000	CA St Hlth Facs Fing Auth Rev Ref Sutter Hlth, Ser B	5.00%	11/15/33	239,095
250,000	CA St Hlth Facs Fing Auth Rev Sutter Hlth, Ser A	5.00%	11/15/30	275,987
750,000	CA St Hlth Facs Fing Auth Rev Sutter Hlth, Ser A	5.00%	11/15/35	818,754

First Trust California Municipal High Income ETF (FCAL)
Portfolio of Investments (Continued)
April 30, 2022 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	California (Continued)
$500,000	CA St Infra & Econ Dev Bank Natl Chrt Social Bond Equity Sch Revolving Fund, Ser B	4.00%	11/01/39	$501,068
250,000	CA St Muni Fin Auth Chrt Sch Lease Rev Sycamore Acdmy Proj (b)	5.38%	07/01/34	257,348
250,000	CA St Muni Fin Auth Chrt Sch Lease Rev Vista Chrt Middle Sch Proj	5.38%	07/01/34	256,826
140,000	CA St Muni Fin Auth Chrt Sch Rev Amt Waste Mgmt Inc Proj, Ser A, AMT (Mandatory put 10/01/2029)	2.40%	10/01/44	128,209
900,000	CA St Muni Fin Auth Chrt Sch Rev John Adams Acdmys Lincoln Proj, Ser A (a)	5.00%	10/01/39	901,227
200,000	CA St Muni Fin Auth Chrt Sch Rev Palmdale Aerospace Acdmy Proj (a)	4.00%	07/01/26	200,245
450,000	CA St Muni Fin Auth Chrt Sch Rev Palmdale Aerospace Acdmy Proj, Ser A (a)	5.00%	07/01/38	463,672
250,000	CA St Muni Fin Auth Chrt Sch Rev, Ser A (a)	5.50%	06/01/38	257,988
605,000	CA St Muni Fin Auth Mobile Home Park Rev Sr Caritas Affordable Hsg Inc Projs, Ser A	5.25%	08/15/49	621,211
295,000	CA St Muni Fin Auth Mobile Home Park Rev Sub Ref Caritas Proj, Ser B	4.00%	08/15/41	265,035
435,000	CA St Muni Fin Auth Mobile Home Park Rev Sub Ref Caritas Proj, Ser B	4.00%	08/15/51	367,112
155,000	CA St Muni Fin Auth Rev Ref Biola Univ	5.00%	10/01/37	165,650
225,000	CA St Muni Fin Auth Rev Ref CA Lutheran Univ	5.00%	10/01/30	245,215
225,000	CA St Muni Fin Auth Rev Ref CA Lutheran Univ	5.00%	10/01/32	244,126
675,000	CA St Muni Fin Auth Rev Ref CA Lutheran Univ	5.00%	10/01/33	731,280
475,000	CA St Muni Fin Auth Rev Ref Cmnty Med Ctrs, Ser A	5.00%	02/01/36	519,073
200,000	CA St Muni Fin Auth Rev Ref Eisenhower Med Ctr, Ser A	5.00%	07/01/32	216,109
400,000	CA St Muni Fin Auth Rev Ref Eisenhower Med Ctr, Ser A	5.00%	07/01/34	430,431
250,000	CA St Muni Fin Auth Rev Ref Emerson Clg, Ser B	5.00%	01/01/33	268,893
700,000	CA St Muni Fin Auth Rev Ref HumanGood Oblig Grp, Ser A	4.00%	10/01/34	721,247
500,000	CA St Muni Fin Auth Rev Ref HumanGood Oblig Grp, Ser A	4.00%	10/01/36	512,800
110,000	CA St Muni Fin Auth Rev Ref Retmnt Hsg Fdtn Oblig Grp, Ser A	5.00%	11/15/26	118,386
435,000	CA St Muni Fin Auth Rev Ref Retmnt Hsg Fdtn Oblig Grp, Ser A	5.00%	11/15/27	470,518
575,000	CA St Muni Fin Auth Rev Ref Southwestern Law Sch	4.00%	11/01/41	572,380
625,000	CA St Muni Fin Auth Sol Wst Disp Rev Var Rep Svcs Inc Proj Remk, Ser B, AMT (Mandatory put 07/15/22)	0.38%	07/01/51	623,071
700,000	CA St Muni Fin Auth Spl Fac Rev United Airls Inc Proj, AMT	4.00%	07/15/29	676,967
500,000	CA St Muni Fin Auth Sr Living Rev Ref Mt San Antonio Gardens Proj	5.00%	11/15/49	519,701
615,000	CA St Muni Fin Auth Sr Living Rev Temps 50 Mt San Antonio Gardens Proj, Ser B-2	2.13%	11/15/26	577,119
550,000	CA St Muni Fin Auth Stdt Hsg Rev Chf Davis I, LLC W Vlg Stdt Hsg Proj	5.00%	05/15/27	589,863
1,000,000	CA St Muni Fin Auth Stdt Hsg Rev Chf Davis I, LLC W Vlg Stdt Hsg Proj	5.00%	05/15/38	1,062,297
350,000	CA St Muni Fin Auth Stdt Hsg Rev Chf Davis I, LLC W Vlg Stdt Hsg Proj	5.00%	05/15/40	370,356
75,000	CA St Muni Fin Auth Stdt Hsg Rev Chf Davis I, LLC W Vlg Stdt Hsg Proj TCRS, BAM-TCRS	5.00%	05/15/29	82,384
600,000	CA St Poll Control Fin Auth Sol Wst Disp Rev Ref Wst Mgmt Inc, Ser A1, AMT	3.38%	07/01/25	602,756
150,000	CA St Poll Control Fin Auth Sol Wst Disp Rev Waste Mgmt Inc Proj, Ser C (Mandatory put 06/03/24)	3.25%	12/01/27	150,689
1,000,000	CA St Poll Control Fin Auth Wtr Furnishing Rev, AMT (a)	5.00%	07/01/37	1,010,732
15,000	CA St Pub Wks Brd Lease Rev Judicial Council CA, Ser B	5.00%	06/01/34	15,929

First Trust California Municipal High Income ETF (FCAL)
Portfolio of Investments (Continued)
April 30, 2022 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	California (Continued)
$175,000	CA St Pub Wks Brd Lease Rev Ref, Ser B	5.00%	10/01/26	$192,211
165,000	CA St Pub Wks Brd Lease Rev Ref, Ser B	5.00%	05/01/29	187,136
125,000	CA St Pub Wks Brd Lease Rev Ref, Ser F	5.00%	05/01/24	131,252
100,000	CA St Pub Wks Brd Lease Rev Various Corr Facs, Ser A	5.00%	09/01/27	105,592
75,000	CA St Ref	4.00%	09/01/32	78,129
75,000	CA St Ref	4.00%	08/01/34	77,325
155,000	CA St Ref	4.00%	09/01/35	159,074
200,000	CA St Ref Various Purp	4.00%	09/01/33	207,208
275,000	CA St Ref Various Purp	4.00%	09/01/35	282,227
100,000	CA St Ref Various Purp	5.00%	10/01/35	107,681
565,000	CA St Sch Fin Auth Chrt Sch Rev Arts in Action Chrt Schs, Ser A (a)	5.00%	06/01/30	587,029
335,000	CA St Sch Fin Auth Chrt Sch Rev Arts in Action Chrt Schs, Ser A (a)	5.00%	06/01/40	340,691
600,000	CA St Sch Fin Auth Chrt Sch Rev Fenton Chrt Schs, Ser A (a)	4.00%	07/01/30	586,077
600,000	CA St Sch Fin Auth Chrt Sch Rev Fenton Chrt Schs, Ser A (a)	5.00%	07/01/40	611,983
300,000	CA St Sch Fin Auth Chrt Sch Rev Rocketship Pub Schs, Ser G (b)	5.00%	06/01/37	311,001
100,000	CA St Sch Fin Auth Chrt Sch Rev Summit Pub Schs (a)	5.00%	06/01/25	103,946
210,000	CA St Sch Fin Auth Chrt Sch Rev Summit Pub Schs (a)	5.00%	06/01/31	217,233
600,000	CA St Stwd Cmntys Dev Auth Rev Loma Linda Univ Med Ctr, Ser A (a)	5.00%	12/01/30	631,229
300,000	CA St Stwd Cmntys Dev Auth Rev Loma Linda Univ Med Ctr, Ser A (a)	5.00%	12/01/33	319,228
150,000	CA St Stwd Cmntys Dev Auth Rev Ref CA Baptist Univ, Ser A (a)	3.00%	11/01/22	150,329
250,000	CA St Stwd Cmntys Dev Auth Rev Ref CA Baptist Univ, Ser A (a)	5.00%	11/01/32	268,726
245,000	CA St Stwd Cmntys Dev Auth Rev Ref Front Porch Cmntys & Svcs, Ser A	5.00%	04/01/27	269,080
50,000	CA St Stwd Cmntys Dev Auth Rev Ref Front Porch Cmntys & Svcs, Ser A	5.00%	04/01/30	54,843
175,000	CA St Stwd Cmntys Dev Auth Rev Ref Front Porch Cmntys & Svcs, Ser A	5.00%	04/01/31	191,355
50,000	CA St Stwd Cmntys Dev Auth Rev Ref Front Porch Cmntys & Svcs, Ser A	4.00%	04/01/32	52,053
50,000	CA St Stwd Cmntys Dev Auth Rev Ref Insd Enloe Med Ctr, CA MTG INS	5.00%	08/15/33	54,160
500,000	CA St Stwd Cmntys Dev Auth Spl Tax Rev Impt Area No 1	4.00%	09/01/41	467,780
200,000	CA St Stwd Cmntys Dev Auth Stdt Hsg Rev Ref Chf Irvine LLC	5.00%	05/15/30	214,066
280,000	CA St Stwd Cmntys Dev Auth Stdt Hsg Rev Ref Chf Irvine LLC	5.00%	05/15/35	297,183
1,170,000	CA St Stwd Cmntys Dev Auth Stwd Rev Stwd Cmnty Infra Prog, Ser C-1	4.00%	09/02/31	1,143,598
125,000	Camarillo CA Cmnty Dev Commn Successor Agy Tax Allocation Ref Camarillo Corridor Proj, AGM	5.00%	09/01/25	131,982
240,000	Camarillo CA Cmnty Dev Commn Successor Agy Tax Allocation Ref Sub Lien, Ser B, BAM	5.00%	09/01/28	261,530
305,000	Camarillo CA Cmnty Dev Commn Successor Agy Tax Allocation Ref Sub Lien, Ser B, BAM	5.00%	09/01/30	330,961
400,000	Casitas Muni Wtr Dist CA Spl Tax Cmnty Facs Dist No 2013-1, BAM	4.00%	09/01/34	417,720
450,000	Chino CA Cmnty Facs Dist Spl Tax #2003-3 Impt Area #7	5.00%	09/01/31	487,057
425,000	Chino Vly CA Unif Sch Dist, Ser B	5.00%	08/01/36	484,098
250,000	Compton CA Unif Sch Dist Los Angeles Co Schs Fing Prog, Ser A, COPS, BAM	5.00%	06/01/31	273,103

First Trust California Municipal High Income ETF (FCAL)
Portfolio of Investments (Continued)
April 30, 2022 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	California (Continued)
$250,000	Compton CA Unif Sch Dist Los Angeles Co Schs Fing Prog, Ser A, COPS, BAM	4.00%	06/01/35	$256,608
200,000	Compton CA Unif Sch Dist Los Angeles Co Schs Fing Prog, Ser A, COPS, BAM	4.00%	06/01/36	204,202
210,000	Cotati-Rohnert Park CA Unif Sch Dist 2016 Election, Ser C, AGM	5.00%	08/01/32	227,530
2,000,000	CSCDA Cmnty Impt Auth CA Essential Hsg Rev the Link Glendale Social Bonds, Ser A-2 (a)	4.00%	07/01/56	1,637,417
175,000	Dana Point CA Cmnty Facs Distspl Tax Ref, Ser A, BAM	4.00%	09/01/33	181,487
180,000	Dana Point CA Cmnty Facs Distspl Tax Ref, Ser A, BAM	4.00%	09/01/34	186,268
200,000	Del Mar CA Union Sch Dist Spl Tax Ref	4.00%	09/01/33	199,579
300,000	Del Mar CA Union Sch Dist Spl Tax Ref	4.00%	09/01/34	298,728
270,000	Diablo CA Wtr Dist Wtr Rev Ref, COPS, BAM	4.00%	01/01/32	282,594
150,000	Dinuba CA Jt Unif Sch Dist, COPS, AGM	4.00%	02/01/35	153,499
755,000	El Dorado CA Irr Dist Rev Ref, Ser C	4.00%	03/01/34	774,830
300,000	Estrn CA Muni Wtr Dist Wtr & Wstwtr Rev Sub Ref, Ser A	5.00%	07/01/31	327,097
350,000	Folsom Ranch CA Fing Auth Spl Tax Rev Cmnty Facs Dist No. 19 Mangini	5.00%	09/01/32	374,163
155,000	Fontana CA Spl Tax Cmnty Facs Dist #80 Bella Strada	5.00%	09/01/29	167,393
525,000	Fontana CA Spl Tax Spl Tax, Summit at Rosena Phase One	4.00%	09/01/41	501,520
240,000	Fontana CA Spl Tax Spl Tax, The Meadows	4.00%	09/01/32	239,693
165,000	Fontana CA Unif Sch Dist Prerefunded, AGM	(c)	02/01/33	111,538
310,000	Fountain Vly CA Pub Fing Auth Lease Rev Ref, Ser A	4.00%	11/01/29	323,162
140,000	Fresno CA Jt Pwrs Fing Auth Lease Rev Ref Master Lease Proj, Ser A, AGM	5.00%	04/01/32	152,220
1,000,000	Fresno CA Uni Sch Dist, Ser A08/01/45	4.00%	08/01/45	1,001,646
500,000	Gilroy CA Unif Sch Dist	4.00%	08/01/42	500,197
280,000	Golden St Tobacco Securitization Corp CA Tobacco Stlmt Asset Bkd, Ref, Ser A	3.25%	06/01/32	286,327
100,000	Golden St Tobacco Securitization Corp CA Tobacco Stlmt Enhanced Asset Bkd, Ser A	5.00%	06/01/29	103,179
340,000	Golden St Tobacco Securitization Corp CA Tobacco Stlmt Ref, Ser A-1	5.00%	06/01/26	371,295
1,250,000	Golden St Tobacco Securitization Corp CA Tobacco Stlmt Ref, Ser A-1	5.00%	06/01/29	1,387,886
750,000	Golden St Tobacco Securitization Corp CA Tobacco Stlmt Ref, Ser A-1	5.00%	06/01/34	853,224
145,000	Golden W CA Schs Fing Auth Ref Beverly Hills Unif Sch Dist, NATL	5.25%	08/01/23	150,734
265,000	Imperial CA Pub Fing Auth Rev Ref, AGM	4.00%	10/15/33	279,032
360,000	Imperial CA Pub Fing Auth Rev Ref, AGM	4.00%	10/15/35	373,296
140,000	Inglewood CA Unif Sch Dist, Ser C, BAM	4.00%	08/01/35	142,780
960,000	Irvine CA Impt Bond Act 1915 Ref	4.00%	09/02/35	995,049
1,000,000	Irvine CA Impt Bond Act 1915 Ref, BAM	4.00%	09/02/46	1,018,594
150,000	Irvine CA Unif Sch Dist Spl Tax Cmnty Facs Dist #09-1, Ser C	5.00%	09/01/31	161,180
890,000	Jurupa CA Public Fing Auth Spl Tax Rev Ref, Ser A, AGM	4.00%	09/01/34	929,427
290,000	Kaweah CA Delta Hlthcare Dist Rev, Ser B	5.00%	06/01/40	306,903
100,000	Kern Cnty CA Wtr Agy Impt Dist #4 Wtr Rev Ref, Ser A, AGM	5.00%	05/01/29	109,165
485,000	King City CA Union Sch Dist Cap Apprec Election 1998-C, CABS, AMBAC	(c)	08/01/29	378,459
250,000	La Verne CA Ref Brethren Hillcrest Homes, COPS	5.00%	05/15/36	252,813
25,000	Lammersville CA Jt Unif Sch Dist Spl Tax Cmnty Facs Dist #2014 Mountain House Sch Facs	4.00%	09/01/33	24,925
25,000	Lammersville CA Jt Unif Sch Dist Spl Tax Cmnty Facs Dist #2014 Mountain House Sch Facs	4.00%	09/01/34	24,870

First Trust California Municipal High Income ETF (FCAL)
Portfolio of Investments (Continued)
April 30, 2022 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	California (Continued)
$200,000	Lammersville CA Jt Unif Sch Dist Spl Tax Cmnty Facs Dist #2014 Mountain House Sch Facs	4.00%	09/01/40	$193,591
1,055,000	Lancaster CA Fing Auth Rev Measure M&R Street Impts Proj	4.00%	06/01/35	1,092,625
475,000	Lodi CA Unif Sch Dist Election 2016	5.00%	08/01/31	525,960
100,000	Long Beach CA Bond Fin Auth Nat Gas Pur Rev, Ser A	5.25%	11/15/23	103,568
650,000	Long Beach CA Bond Fin Auth Nat Gas Pur Rev, Ser A	5.50%	11/15/30	737,336
720,000	Long Beach CA Cmnty Clg Dist 2016 Election, Ser B	4.00%	08/01/41	727,421
190,000	Los Angeles CA Cmnty Clg Dist, Ser G	4.00%	08/01/30	197,003
460,000	Los Angeles CA Dept of Arpts Arpt Rev Ref Sub Los Angeles Intl Arpt, Ser D, AMT	5.00%	05/15/32	501,023
700,000	Los Angeles CA Dept of Arpts Arpt Rev Sub Los Angeles Intl Arpt, Ser B, AMT	5.00%	05/15/31	738,441
250,000	Los Angeles CA Dept of Arpts Arpt Rev Subord Los Angeles Intl Arpt, Ser F, AMT	5.00%	05/15/32	272,295
10,000	Los Angeles CA Dept of Arpts, Ser E	5.00%	05/15/28	10,665
1,500,000	Los Angeles CA Dept Wtr & Pwr Rev Ref Var Pwr Sys Subser A 3 Remk (d)	0.30%	07/01/35	1,500,000
340,000	Los Angeles CA Muni Impt Corplease Rev Ref Real Property, Ser B	4.00%	11/01/37	345,162
500,000	Los Angeles CA Unif Sch Dist, Ser C	4.00%	07/01/36	515,971
410,000	Los Osos CA Cmnty Svcs Wstwtr Assmnt Dist #1 Ref Reassmnt	3.13%	09/02/32	397,972
100,000	Marina CA Redev Agy Successor Agy Tax Allocation Hsg, Ser B	5.00%	09/01/27	108,424
250,000	Marina CA Redev Agy Successor Agy Tax Allocation Hsg, Ser B	5.00%	09/01/33	267,509
250,000	Marina Coast CA Wtr Dist Enterprise Rev, COPS	4.00%	06/01/35	258,916
310,000	Marina Coast CA Wtr Dist Enterprise Rev, COPS	4.00%	06/01/36	318,779
1,190,000	Marysville CA Jt Unif Sch Dist Green Bond, 2021 Energy Efficiency Proj, COPS, BAM	4.00%	06/01/39	1,213,502
245,000	Menifee CA Union Sch Dist Spl Tax Cmnty Facs Dist #2011-1	5.00%	09/01/34	262,622
500,000	Menifee CA Union Sch Dist Spl Tax Cmnty Facs Dist #2011-1	5.00%	09/01/44	530,384
100,000	Modesto CA Spl Tax Ref Cmnty Facs Dist # 2004-1 Vlg 1 #2	5.00%	09/01/27	104,868
200,000	Morongo Band of Mission Indians CA Rev Ref, Ser B (a)	5.00%	10/01/42	214,005
225,000	Mt San Antonio CA Cmnty Clg Dist Election 2018, Ser A	4.00%	08/01/22	226,500
1,115,000	Natomas CA Unif Sch Dist, AGM	3.00%	08/01/36	1,021,630
250,000	Norco CA Spl Tax Ref Norco Ridge Ranch, BAM	5.00%	09/01/32	274,790
750,000	Oak Vly CA Hosp Dist Hlth Facs Rev Ref, Ser A	4.00%	11/01/36	682,349
405,000	Oakland CA Unif Sch Dist Alameda Cnty Election of 2012, Ser A, AGM	4.00%	08/01/36	413,695
100,000	Ontario CA Cmnty Facs Dist 40 Spl Tax Emeral Park Fac	4.00%	09/01/34	98,526
65,000	Ontario CA Cmnty Facs Dist 40 Spl Tax Emeral Park Fac	4.00%	09/01/35	64,257
275,000	Ontario CA Cmnty Facs Dist 40 Spl Tax Emeral Park Fac	4.00%	09/01/39	268,592
750,000	Oxnard CA Sch Dist Election of 2016, Ser C, AGM	4.00%	08/01/49	738,045
800,000	Pacifica CA Sch Dist Election of 2016	4.00%	08/01/45	788,889
650,000	Palm Desert CA Spl Tax Ref Univ Park	4.00%	09/01/51	587,244
250,000	Palomar Hlth CA Rev Ref	5.00%	11/01/31	270,003
250,000	Pleasant Vly CA Sch Dist Ventura Cnty, Ser B	4.00%	08/01/39	253,761
500,000	Pleasant Vly CA Sch Dist Ventura Cnty, Ser B	4.00%	08/01/40	504,264
750,000	Pleasanton CA Unif Sch Dist	3.00%	08/01/36	692,154
210,000	Rancho Cordova CA Cmnty Facs Dist Spl Tax No 2018-1 Grantline 208	5.00%	09/01/33	226,342
220,000	Rancho Cordova CA Cmnty Facs Dist Spl Tax No 2018-1 Grantline 208	5.00%	09/01/34	236,836
340,000	Rancho Cordova CA Cmnty Facs Dist Spl Tax No 2018-1 Grantline 208	5.00%	09/01/39	364,646
200,000	Rancho Cordova CA Cmnty Facs Dist Spl Tax Ref #2004-1 Sunridge Park Area	5.00%	09/01/25	212,486

First Trust California Municipal High Income ETF (FCAL)
Portfolio of Investments (Continued)
April 30, 2022 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	California (Continued)
$500,000	River Islands CA Pub Fing Auth Spl Tax Cmnty Facs Dist #2019-1 Phase 2 Pub Impts	5.00%	09/01/40	$531,357
300,000	River Islands CA Pub Fing Auth Spl Tax Ref Cmnty Facs Dist #2003-1	5.38%	09/01/31	307,708
575,000	Riverside CA Unif Sch Dist Election of 2016, Ser B	3.00%	08/01/38	531,986
185,000	Riverside CA Unif Sch Dist Fing Auth Spl Tax Ref, BAM	5.00%	09/01/34	195,793
550,000	Riverside Cnty CA Teeter Plan Oblig Nts, Ser A	0.50%	10/20/22	547,607
1,035,000	Riverside Cnty CA Transprtn Commn Toll Rev Ref, Sr Lien, RCTC 91 Express Lanes, Ser B-1	4.00%	06/01/40	1,018,840
1,495,000	Rocklin CA Unif Sch Dist Cmnty Facs Dist Subord, Ser 2019, BAM	4.00%	09/15/37	1,530,343
185,000	Roseville CA Spl Tax Fiddyment Ranch Cmnty Fac	5.00%	09/01/32	198,529
160,000	Roseville CA Spl Tax Fiddyment Ranch Cmnty Fac	5.00%	09/01/33	171,380
170,000	Roseville CA Spl Tax Fiddyment Ranch Cmnty Fac	4.00%	09/01/34	168,953
150,000	Roseville CA Spl Tax Fiddyment Ranch Cmnty Fac	4.00%	09/01/35	148,742
225,000	Roseville CA Spl Tax Vlg CFD #1	4.00%	09/01/33	222,508
200,000	Sacramento CA Spl Tax Natomas Meadows Cmnty Facs Dist #2007-01 (a)	5.00%	09/01/32	211,828
500,000	Sacramento CA Transient Occupancy Tax Rev Sub Convention Ctr Complex, Ser C	5.00%	06/01/32	549,141
385,000	San Bruno CA Park Sch Dist, Ser B	4.00%	08/01/34	399,818
200,000	San Bruno CA Park Sch Dist, Ser B	4.00%	08/01/37	204,083
500,000	San Diego CA Unif Sch Dist, Ser C-2	4.00%	07/01/38	510,744
35,000	San Diego Cnty CA Ltd Rev Obligs Ref Sanford Burnham Prebys Med Discovery Institute, Ser A	5.00%	11/01/25	37,874
510,000	San Diego Cnty CA Ltd Rev Obligs Ref Sanford Burnham Prebys Med Discovery Institute, Ser A	5.00%	11/01/28	549,043
1,150,000	San Diego Cnty CA Regl Arpt Auth Arpt Rev Amt Sr, Ser B, AMT	5.00%	07/01/38	1,186,977
350,000	San Diego Cnty CA Regl Arpt Auth Arpt Rev Ref Sub Rev, Ser A	5.00%	07/01/30	383,858
260,000	San Diego Cnty CA Regl Transprtn Commn Sales Tax Rev, Ser A Ref Sub	5.00%	10/01/22	263,689
125,000	San Diego Cnty CA Spl Tax Harmony Grove Vlg Impt Area No.2, Ser A	4.00%	09/01/32	124,317
85,000	San Diego Cnty CA Spl Tax Harmony Grove Vlg Impt Area No.2, Ser A	4.00%	09/01/33	84,287
100,000	San Diego Cnty CA Spl Tax Harmony Grove Vlg Impt Area No.2, Ser A	4.00%	09/01/34	98,906
500,000	San Francisco CA Bay Area Rapid Transit Dist Sales Tax Rev, Ser A	4.00%	07/01/36	510,618
140,000	San Francisco CA City & Cnty Arpts Commn Intl Arpt Rev Ref, Ser D, AMT	5.00%	05/01/22	140,000
500,000	San Francisco CA City & Cnty Dcnty Dev Spl Tax Dist No 2020-1 Mission Rock Facs & Svcs, Ser A (a)	4.00%	09/01/46	458,294
100,000	San Francisco City & Cnty CA Redev Agy Successor Agy Tax Ref Mission Bay N Redev Proj, Ser A	5.00%	08/01/35	108,950
175,000	San Joaquin Hills CA Transprtn Corridor Agy Toll Road Rev Cap Apprec Ref, Ser A, NATL	(c)	01/15/29	135,418
1,500,000	Santa Ana Unif Sch Dist, 2018 Election, Ser A	4.00%	08/01/48	1,483,624
800,000	Santa Clarita CA Cmnty Facs Dist Vista Canyon #2016-1 (a)	4.00%	09/01/35	794,103
175,000	Simi Vly CA Unif Sch Dist, Ser B	4.00%	08/01/33	181,780
370,000	Simi Vly CA Unif Sch Dist, Ser B	4.00%	08/01/38	378,144
500,000	Simi Vly CA Unif Sch Dist, Ser C	4.00%	08/01/43	507,562
1,625,000	So San Fran CA Pub Facs Fing Auth Lease Rev Police St Proj, Ser A	4.00%	06/01/43	1,647,897

First Trust California Municipal High Income ETF (FCAL)
Portfolio of Investments (Continued)
April 30, 2022 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	California (Continued)
$305,000	Tahoe-Truckee CA Unif Sch Dist, COPS, BAM	4.00%	06/01/37	$309,225
260,000	Tahoe-Truckee CA Unif Sch Dist, COPS, BAM	4.00%	06/01/39	262,625
150,000	Temecula Vly CA Unif Sch Dist Cmnty Facs Dist #2014-1	5.00%	09/01/32	161,384
400,000	Temecula Vly Unif Sch Dist Fing Auth CA Spl Tax Rev, BAM	5.00%	09/01/34	423,337
500,000	Temescal Vly CA Wtr Dist Spl Tax Terramor Cmnty Facs Dist #4 Impt Area #1	5.00%	09/01/31	535,962
230,000	Tobacco Securitization Auth Sthrn CA Tobacco Stlmt Rev Ref San Diego Co Tobacco Securitization Corp, Ser A, Class 1	5.00%	06/01/30	251,198
1,000,000	Tobacco Securitization Auth Sthrn CA Tobacco Stlmt Rev Ref San Diego Co Tobacco Securitization Corp, Ser A, Class 1	5.00%	06/01/37	1,073,926
1,000,000	Tobacco Securitization Auth Sthrn CA Tobacco Stlmt Rev San Diego Co Asset Securitization Corp, Ser A, Class 1	5.00%	06/01/38	1,071,638
250,000	Tracy CA Cmnty Facs Dist	5.00%	09/01/33	267,509
525,000	Transbay Jt Powers Auth CA Green Bond Sr Tax Alloc Bonds, Ser A	5.00%	10/01/33	594,705
945,000	Transbay Jt Powers Auth CA Green Bond Sr Tax Alloc Bonds, Ser A	5.00%	10/01/39	1,041,494
500,000	Univ of California CA Revs Ref Ltd Proj, Ser O	5.00%	05/15/48	539,403
1,500,000	Univ of California CA Rgts Med Center Pooled Rev, Ser P	5.00%	05/15/37	1,684,485
100,000	W Contra Costa CA Unif Sch Dist Ref, Ser A	5.00%	08/01/31	107,129
				100,743,429
	Colorado – 0.4%
500,000	Willow Bend Met Dist CO Sr, Ser A	5.00%	12/01/39	497,089
	Florida – 0.8%
500,000	FL Dev Fin Corp Surface Tranprtn Fac Rev Green Bond Brightline Passenger Rail Remk, Ser B, AMT (a)	7.38%	01/01/49	512,172
150,000	Parkland Preserve CDD FL Spl Assmnt Rev, Ser A	4.50%	05/01/24	150,914
245,000	Rhodine Road N CDD FL Spl Assmnt	4.00%	05/01/30	240,201
				903,287
	Georgia – 0.5%
500,000	Fulton Cnty GA Rsdl Care Facs Elderly Auth Retmnt Fac Rev Ref Lenbrook Sq Fdtn Inc	5.00%	07/01/42	513,177
	Guam – 0.8%
100,000	Guam Govt Busn Privilege Tax Rev Ref, Ser D	5.00%	11/15/32	105,415
750,000	Guam Govt Wtrwks Auth Wtr & Wstwtr Sys Rev, Ser A	5.00%	01/01/50	811,199
				916,614
	Illinois – 0.2%
135,000	Chicago IL Ref, Ser C, CABS	(c)	01/01/24	127,307
120,000	IL St, Ser A	4.00%	01/01/25	120,203
				247,510
	Louisiana – 0.8%
750,000	Saint James Parish LA Rev Var Nustar Logistics LP Proj, Ser 2008 (Mandatory put 06/01/30) (a)	6.10%	06/01/38	853,339
	Ohio – 0.6%
750,000	Buckeye OH Tobacco Stlmt Fing Auth Ref Sr, Ser B-2, Class 2	5.00%	06/01/55	730,537
	Puerto Rico – 1.6%
1,295,000	Puerto Rico Sales Tax Fing Corp Sales Tax Rev Restructured, Ser A-1	4.50%	07/01/34	1,328,071

First Trust California Municipal High Income ETF (FCAL)
Portfolio of Investments (Continued)
April 30, 2022 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Puerto Rico (Continued)
$616,000	Puerto Rico Sales Tax Fing Corp Sales Tax Rev Restructured, Ser A-1, CABS	(c)	07/01/29	$493,016
				1,821,087
	Texas – 0.4%
370,000	Houston TX Arpt Sys Rev Ref United Airls Inc Terminal Impt Proj, Ser B-2, AMT	5.00%	07/15/27	392,316
	Utah – 0.3%
500,000	Military Installation Dev Auth UT Tax Allocation Rev, Ser A-2	4.00%	06/01/52	378,426

Total Investments – 96.0%	108,540,851
(Cost $115,535,990)
Net Other Assets and Liabilities – 4.0%	4,558,549
Net Assets – 100.0%	$113,099,400

Futures Contracts	Position	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation (Depreciation)/ Value
U.S. Treasury Long Bonds	Short	15	Jun 2022	$ (2,110,313)	$202,813
Ultra 10-Year U.S. Treasury Notes	Short	22	Jun 2022	(2,838,000)	14,704
				$(4,948,313)	$217,517

(a)	This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A of the Securities Act of 1933, as amended (the “1933 Act”), and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P. (the “Advisor”). Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At April 30, 2022, securities noted as such amounted to $16,225,822 or 14.3% of net assets.
(b)	This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A of the 1933 Act, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. See Restricted Securities table.
(c)	Zero coupon bond.
(d)	Variable Rate Demand bond. Interest rate is reset periodically by the agent based on current market conditions.

AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax
BAM	Build America Mutual
CA MTG INS	California Mortgage Insurance
CABS	Capital Appreciation Bonds
COPS	Certificates of Participation
NATL	National Public Finance Guarantee Corp.

First Trust California Municipal High Income ETF (FCAL)
Portfolio of Investments (Continued)
April 30, 2022 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of April 30, 2022 is as follows (see Valuation Inputs in the Additional Information section):
	Total Value at 4/30/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Municipal Bonds*	$ 108,540,851	$ —	$ 108,540,851	$ —
Futures Contracts	217,517	217,517	—	—
Total	$ 108,758,368	$ 217,517	$ 108,540,851	$—

*	See Portfolio of Investments for state and territory breakout.

Restricted Securities
As of April 30, 2022, the Fund held restricted securities as shown in the following table that the Advisor has deemed illiquid.
Security	Acquisition Date	Principal Value	Current Price	Carrying Cost	Value	% of Net Assets
CA St Muni Fin Auth Chrt Sch Lease Rev Sycamore Acdmy Proj, 5.38%, 07/01/34	06/14/18	$250,000	$102.94	$251,743	$257,348	0.23%
CA St Sch Fin Auth Chrt Sch Rev Rocketship Pub Schs, Ser G, 5.00%, 06/01/37	12/04/17	$300,000	103.67	309,187	311,001	0.27
				$560,930	$568,349	0.50%

First Trust New York Municipal High Income ETF (FMNY)
Portfolio of Investments
April 30, 2022 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS – 93.5%
	American Samoa – 2.5%
$250,000	American Samoa AS Econ Dev Auth Gen Rev, Ser A (a)	5.00%	09/01/38	$272,020
	Guam – 2.5%
250,000	Guam Intl Arpt Auth Prerefunded Gen, Sec C, AGM, AMT	6.13%	10/01/43	262,961
	New York – 86.0%
350,000	Albany NY Capital Res Corp Natl Chrt Sch Revolving Equitable Sch Revolving Fund Social Bonds, Ser D	4.00%	11/01/46	344,551
350,000	Amherst NY Dev Corp Ref Ubf Fac Stdt Hsg, BAM	4.00%	10/01/42	351,575
400,000	Build NYC Res Corp NY Rev Acad Leadership Chrt Sch Proj	4.00%	06/15/36	377,871
300,000	Build NYC Res Corp NY Rev NY Preparatory Chrt Sch Proj, Ser A	4.00%	06/15/31	289,743
300,000	Build NYC Res Corp NY Rev Richmond Prep Chtr Sch Proj Social Impact Proj, Ser A (a)	5.00%	06/01/41	304,272
255,000	Chemung Cnty NY Ref, AGM	4.00%	12/15/27	269,347
250,000	Dutchess Cnty NY Loc Dev Corp Rev Marist Clg Proj	5.00%	07/01/52	270,876
285,000	Hudson Yards Infra Corp NY 2nd Indenture Rev Ref, Ser A	4.00%	02/15/36	294,203
355,000	Long Island NY Pwr Auth Elec Sys Rev Ref, Ser A	5.00%	09/01/37	399,418
175,000	Met Transprtn Auth NY Dedicated Tax Fund Green Bond, Ser B-1	5.00%	11/15/36	187,734
275,000	Met Transprtn Auth NY Rev Green Bond Ref, Sec C-1	4.00%	11/15/37	273,373
250,000	New York City NY Muni Wtr Fin Auth Wtr & Swr Sys Rev 2nd Gen Resolution, Sec CC-1	4.00%	06/15/42	250,612
200,000	New York City NY Muni Wtr Fin Auth Wtr & Swr Sys Rev Adj 2nd Gen Resolution Fiscal 2014, Ser AA-6 (b)	0.33%	06/15/48	200,000
200,000	New York City NY Transitional Fin Auth Rev Adj Subord Future Tax Secured Fiscal 2019, Ser A-4 (b)	0.33%	08/01/45	200,000
250,000	New York City NY Transitional FIn Auth Rev Multi Modal Bonds Subord, Ser B-1	5.00%	08/01/34	274,357
250,000	Niagara Cnty NY Tobacco Asset Securitization Corp Tobacco As Ref Asset Bkd Bds	5.00%	05/15/22	250,236
250,000	NY NY Fiscal 2020, Ser B-1	5.00%	10/01/32	280,748
250,000	NY St Dorm Auth Revs Non St Supported Debt Memorial Sloan Kettering Cancer Ctr, Ser 1	5.00%	07/01/39	278,584
210,000	NY St Dorm Auth Revs Non St Supported Debt Ref N Shore Long Island Jewish Oblig Grp, Ser A	4.00%	05/01/35	211,612
250,000	NY St Dorm Auth Revs Non St Supported Debt Ref New Sch, Ser A	5.00%	07/01/29	278,947
260,000	NY St Dorm Auth St Personal Income Tax Rev Unrefunded Ref Gen Purp, Ser A	5.00%	02/15/29	285,132
240,000	NY St Envrnmntl Facs Corp St Clean Wtr & Drinking Wtr Ref Subord, Ser B	5.00%	06/15/24	266,760
250,000	NY St Liberty Dev Corp Liberty Rev Ref, Ser 1WTC	4.00%	02/15/43	251,394
140,000	NY St Transprtn Dev Corp Spl Fac Rev Ref Terminal 4 JFK Intl Arpt Proj, Ser A, AMT	5.00%	12/01/33	147,085
250,000	NY St Urban Dev Corp Rev Personal Income Tax, Ser A	5.00%	03/15/35	279,405
200,000	Onondaga NY Civic Dev Corp Le Moyne Clg Proj	4.00%	07/01/41	198,827
250,000	Port Auth Of NY & NJ NY Ref Two Hundred Ninth Ser	5.00%	07/15/32	280,932
270,000	Rockland Cnty NY Sol Wst Mgmt Auth Green Bond, Ser A, AMT	5.00%	12/15/28	298,094
290,000	Southampton Vlg NY Ambulance Bldg	2.13%	03/01/29	272,012
190,000	Troy NY Capital Res Corp Rev Rensselaer Polytechnic Institute Proj Ref	4.00%	09/01/35	190,905
280,000	Troy NY Capital Res Corp Rev Rensselaer Polytechnic Institute Proj Ref	4.00%	09/01/36	280,019
100,000	Tsasc Inc NY Ref, Ser A	5.00%	06/01/32	105,960

First Trust New York Municipal High Income ETF (FMNY)
Portfolio of Investments (Continued)
April 30, 2022 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	New York (Continued)
$325,000	Wayne Cnty NY Wtr & Swr Auth Wtr & Swr Sys Rev Green Bond, BAM	4.00%	12/15/41	$329,168
370,000	Yonkers NY, Ser B, AGM	5.00%	02/15/29	411,531
				9,185,283
	Puerto Rico – 2.5%
153,000	Puerto Rico Sales Tax Fing Corp Sales Tax Rev Restructured, Ser A-1, CABS	(c)	07/01/29	122,454
194,000	Puerto Rico Sales Tax Fing Corp Sales Tax Rev Restructured, Ser A-1, CABS	(c)	07/01/31	144,213
				266,667
	Total Investments – 93.5%			9,986,931
	(Cost $10,798,959)

Net Other Assets and Liabilities – 6.5%	688,572
Net Assets – 100.0%	$10,675,503

Futures Contracts	Position	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation (Depreciation)/ Value
U.S. Treasury Long Bonds	Short	3	Jun 2022	$ (422,063)	$41,062
Ultra 10-Year U.S. Treasury Notes	Short	2	Jun 2022	(258,000)	21,344
				$(680,063)	$62,406

(a)	This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A of the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P. (the “Advisor”). Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At April 30, 2022, securities noted as such amounted to $576,292 or 5.4% of net assets.
(b)	Variable Rate Demand bond. Interest rate is reset periodically by the agent based on current market conditions.
(c)	Zero coupon bond.

AGM	Assured Guaranty Municipal Corp.
AMT	Alternative Minimum Tax
BAM	Build America Mutual
CABS	Capital Appreciation Bonds

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of April 30, 2022 is as follows (see Valuation Inputs in the Additional Information section):
	Total Value at 4/30/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Municipal Bonds*	$ 9,986,931	$ —	$ 9,986,931	$ —
Futures Contracts	62,406	62,406	—	—
Total	$ 10,049,337	$ 62,406	$ 9,986,931	$—

*	See Portfolio of Investments for state and territory breakout.

Additional Information
First Trust Exchange-Traded Fund III
April 30, 2022 (Unaudited)
Valuation Inputs
The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
•	Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.